Ordinary Shares (Details) - USD ($)						1 Months Ended	2 Months Ended	5 Months Ended	12 Months Ended
	Dec. 22, 2025	Sep. 26, 2025	May 13, 2025	Apr. 29, 2025	Apr. 10, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2025
Ordinary Shares [Line Items]
Fair value of shares issued (in Dollars)				$ 1,442,999					$ 2,025,482
Warrants exercise (in Dollars)									204,539,450
Fair value of ordinary shares issued (in Dollars)									$ 31,967,225
Subscription amount (in Dollars)												$ 1,000,000,000
Weighted average trading price rate									97.50%
Proceeds from shares issued (in Dollars)
Deferred equity offering costs (in Dollars)									11,406,759
Net proceeds (in Dollars)					$ 366,702				430,066
Other (expense) income (in Dollars)									$ (13,275,139)	$ 2,302,693	$ (2,801,285)
Treasury shares									1,124,485	4,224,356
Ordinary shares delivered						2,573,632
Liquidation of ordinary shares						1,424,804
Aggregate share reserve	5,000,000
Percentage of purchase ordinary shares at discount	15.00%
Webull Pay merger [Member]
Ordinary Shares [Line Items]
Fair value of ordinary shares issued (in Dollars)		$ 40,575,255
Public Warrants [Member]
Ordinary Shares [Line Items]
Warrants exercise (in Dollars)								$ 9,252,969	$ 9,252,969
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.00001
Webull Partners Limited [Member]
Ordinary Shares [Line Items]
Number of merger consideration shares		567,812
SKGR [Member]
Ordinary Shares [Line Items]
Net proceeds (in Dollars)									$ 366,702
Working capital obligations (in Dollars)									63,364
Other (expense) income (in Dollars)									$ 10,976,693
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.00001	$ 0.00001
Ordinary shares, shares authorized									4,000,000,000	4,000,000,000
Ordinary shares, shares issued									440,715,769	143,531,580
Ordinary shares, shares outstanding									439,591,704	139,307,224
Conversion of shares					269,381,830
Number of redesignated shares held					82,988,016
Number of shares issued for services rendered				100,000
Number of shares issued for exchange							20,453,945	804,606
Warrants exercise (in Dollars)							$ 204,539,450
Number of shares issued to employees vested RSUs									4,051,432	0
Ordinary shares, voting rights									one
Convertible shares									1
Class A Ordinary Shares [Member] | Webull Pay merger [Member]
Ordinary Shares [Line Items]
Number of shares in connection with issued merger		1,237,667
Class A Ordinary Shares [Member] | Webull Partners Limited [Member]
Ordinary Shares [Line Items]
Treasury shares									1,124,485	4,224,356
Class A Ordinary Shares [Member] | Cashless Exercise of Private Warrants [Member]
Ordinary Shares [Line Items]
Number of shares issued			1,777,844
Class A Ordinary Shares [Member] | Conversion Rights [Member]
Ordinary Shares [Line Items]
Convertible shares									1
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Number of shares issued									5,852,239
Conversion of shares									269,381,830
Number of shares issued for services rendered									159,236
Fair value of shares issued (in Dollars)									$ 1
Number of shares in connection with issued merger									1,237,667
Fair value of ordinary shares issued (in Dollars)									$ 12
Proceeds from shares issued (in Dollars)									$ 59
Number of shares issued to employees exercised options									21,580,475	438,173
Class A Ordinary Shares [Member] | SEPA [Member]
Ordinary Shares [Line Items]
Number of shares issued									11,500,000
Proceeds from shares issued (in Dollars)									$ 172,730,294
Class A Ordinary Shares [Member] | SKGR Shareholders [Member]
Ordinary Shares [Line Items]
Number of shares issued					5,852,239
Class A Ordinary Shares [Member] | Incentive Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued					42,685,593
Fair value of the issuance (in Dollars)					$ 513,080,828
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.00001	$ 0.00001
Ordinary shares, shares authorized									1,000,000,000	1,000,000,000
Ordinary shares, shares issued									83,859,005
Ordinary shares, shares outstanding									83,859,005
Ordinary shares, voting rights									20
Class B Ordinary Shares [Member] | Webull Pay merger [Member]
Ordinary Shares [Line Items]
Number of shares in connection with issued merger		870,989
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Fair value of shares issued (in Dollars)
Number of shares in connection with issued merger									870,989
Fair value of ordinary shares issued (in Dollars)									$ 9
Proceeds from shares issued (in Dollars)
Employee Stock [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued to employees exercised options									21,580,475	438,173